Related parties - Executive Board/Board of directors loans (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) member year	Dec. 31, 2022 CHF (SFr) member	Dec. 31, 2021 CHF (SFr)
Members of the Executive Board
Activity in loans to related parties
Balance at beginning of period	SFr 6	SFr 18	SFr 13
Additions	1	1	10
Reductions	(1)	(13)	(5)
Balance at end of period	SFr 6	SFr 6	18
Loans to members of the Executive Board, number of members | member	3	4
Loans to members of the Executive Board, term (in years) | year	10
Members of the Board of Directors
Activity in loans to related parties
Balance at beginning of period	SFr 4	SFr 7	9
Additions	0	0	2
Reductions	(1)	(3)	(4)
Balance at end of period	SFr 3	SFr 4	7
Loans to members of the Board of Directors, number of members | member	1	2
Related Party [Member]
Activity in loans to related parties
Balance at beginning of period	SFr 3,949
Balance at end of period	1,251	SFr 3,949
Loan exposure to related parties not made in ordinary course of business	SFr 0	SFr 0	SFr 0